Balance Sheet Components - Cash and Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents
Cash	$ 35,891	$ 58,754		$ 17,065
Cash equivalents	132,014	14,941		152,974
Total cash and cash equivalents	167,905	73,695		170,039
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	167,905	73,695		170,039
Restricted cash, current portion	12,565	12,565		12,105
Restricted cash, net of current portion		0		460
Total restricted cash		12,565		12,565
Total cash and cash equivalents, and restricted cash	$ 180,470	$ 86,260	$ 59,929	$ 182,604	$ 123,697	$ 53,649